Note 18 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
18	Property, plant and equipment

Cost	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant&	Total
Balance at January 1, 2022	14,435	543	73,914	35,476	64,319	1,342	3,169	1,940	195,138
Additions*	–	–	–	31,711	3,049	243	147	12,198	47,348
Impairments@	–	–	(8,518)	–	(998)	–	–	–	(9,516)
Reallocations between asset classes	759	–	15,886	(20,734)	4,089	–	–	–	–
Acquisition of Bilboes oxide assets (Tribute) (note 5)	–	–	872	–	–	–	–	–	872
Foreign exchange movement	–	(18)	–	–	26	(22)	(2)	–	(16)
Balance at December 31, 2022	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826

Balance at January 1, 2023	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826
Additions*	–	–	–	28,276	538	335	294	163	29,606
Impairments~	–	–	(872)	–	(36)	–	–	–	(908)
Disposals	–	–	–	–	(33)	–	–	–	(33)
Reallocations between asset classes	1,492	–	37,116	(39,099)	491	–	–	–	–
Reallocate to assets held for sale	–	–	–	–	–	–	–	(14,301)	(14,301)
Foreign exchange movement	–	(24)	–	(2)	–	(37)	(3)	–	(66)
Balance at December 31, 2023	16,686	501	118,398	35,628	71,445	1,861	3,605	–	248,124

*	Included in additions is the change in estimate for the decommissioning asset of $1,962 (2022: ($468))
@

Included in the 2022 impairments are development asset costs of $8,518 that predominantly relates to prospective areas above 750 meters at Blanket which are not included in the LoMP.  Also included in the 2022 impairments are generator cost of $791 and loader bottom decks at a cost of $101; these assets were no longer in working condition.  The carrying amount for these impaired assets were impaired to $Nil.

&

The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant.  Depreciation on the solar plant commenced on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. From September 28, 2023 the solar plant is classified as held for sale.

In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (Private) Limited (which owns the solar plant) to issue loan notes pursuant to a loan note instrument (“bonds”) up to a value of $12 million. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market.  Refer to note 30.2 for more information on these loan notes.

~

On June 27, 2023 the decision was taken to place the Bilboes oxide mine on care and maintenance as the cost related to removing the waste and accessing the orebody could exceed the benefit from the gold revenues to be received. The impairment loss that was recognised amounted to a carrying value of $851 on impairing the Bilboes oxide asset classified under mine development, infrastructure and other. Mining and metallurgical processing continued at the Bilboes oxide mine until the end of September 2023 when the contract miner's notice period came to an end. Leaching of material that has already been deposited on the leach pad will continue while the revenue from these activities contributes to the cost of the asset. Oxide mining and processing will resume when the stripping of the waste for the sulphide project commences and can be economically justified.

18	Property, plant and equipment (continued)

Accumulated depreciation and Impairment losses	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2022	7,335	97	8,910	600	25,505	958	2,631	–	46,036
Depreciation for the year	1,015	137	3,990	93	4,527	163	216	–	10,141
Accumulated depreciation - impairments	–	–	(532)	–	(775)	–	–	–	(1,307)
Foreign exchange movement	–	(4)	–	–	–	(21)	(2)	–	(27)
Balance at December 31, 2022	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843

Balance at January 1, 2023	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843
Depreciation for the year	1,012	124	5,459	93	6,573	185	258	782	14,486
Accumulated depreciation for assets reallocated to assets held for sale	–	–	–	–	–	–	–	(782)	(782)
Accumulated depreciation - impairments	–	–	(21)	–	(10)	–	–	–	(31)
Foreign exchange movement	–	(9)	–	–	–	(30)	(2)	–	(41)
Balance at December 31, 2023	9,362	345	17,806	786	35,820	1,255	3,101	–	68,475

Carrying amounts
At December 31, 2022	6,844	295	69,786	45,760	41,228	463	469	14,138	178,983
At December 31, 2023	7,324	156	100,592	34,842	35,625	606	504	–	179,649

18	Property, plant and equipment (continued)

(a)	Impairment considerations

At year end management identified indicators of impairment at the Blanket CGU. The Blanket CGU excluded the Solar plant that is classified as held for sale at December 31, 2023. No impairment indicators were identified at other CGUs nor at a consolidated level, excluding the Blanket CGU. In calculating the recoverable amount, of the Blanket CGU, the recoverable amount significantly exceeded the carrying value. Management used the following assumptions as their best estimate:

●	Gold price per ounce ranging from $1,748 to $2,034.
●	Life of mine (“LoM”) to 2041 (that is inclusive of inferred resources and it based on an internal estimate representing management’s best estimate of the LoM inclusive of the latest drilling results).
●	grade ranging between 3.14g/t to 3.29g/t.
●	Production ounces between 77,822 and 81,446 per annum over the LoM.
●	On mine cost of between $892 to $1,427 (real) over the LoM.
●	Peak capex of $30.8 million.
●	Weighted average cost of capital of 15.4%.
●	Income tax of 25.75% on taxable income.

Items of property, plant and equipment are depreciated over the LoM, which includes planned production from inferred resources. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine’s pay limit for the period 2006 to 2018. The pay limit is 2.10 g/t (2022: 2.10 g/t) while the recovered grade has ranged from 2.96 g/t to 3.24 g/t over the period. All-in-sustaining-cost has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

(b)	Change in estimate

In April 2023 management performed an operational efficiency review of its mining related equipment, which resulted in changes in the expected useful life of some of the assets included under mine, development, infrastructure and other and plant and equipment asset classes.

(i)	Mine, development, infrastructure and other

In August 2015 the Blanket Mine announced the construction of a new central shaft going down to 1,200m from surface, providing access for horizontal development in two directions on three levels below 750m. The aim was to increase production to annual levels of 75,000 to 80,000 ounces per year and extend the LoM. The Company commissioned the central shaft in the first quarter of 2021.This shaft is used for hoisting ore and people. Prior to commissioning of the central shaft, men were hoisted through the existing Jethro shaft which was constructed around 2009. With the commissioning of the central shaft, there will be a gradual decrease in the usage of the Jethro shaft for hoisting until decommissioning. The Jethro shaft is expected to be decommissioned in March 2025.  Future economic benefits are expected to flow to the entity until the shaft is decommissioned.

The Company estimates Blanket will produce 160,000 ounces until the Jethro shaft is decommissioned, previously estimated over the LoM.

18	Property, plant and equipment (continued)

(b)	Change in estimate

(ii)	Plant and equipment

In carrying out a comprehensive asset’s useful life assessment, the following factors were considered in determining the useful life of an asset:

●

expected physical wear and tear, which depends on operational factors such as the number of shifts for which the asset is to be used, the current repair and maintenance programme, and the care and maintenance of the asset while idle; and

●	the expected usage of the asset.

An analysis of the various asset categories for which exceptions were identified during the assessment process are generators, load haul dump machines (“LHDs”), dump trucks, rock breakers and drill rigs.  Previously estimated with a ten-year useful life, this plant and equipment is now estimated to have a useful life of five years from April 1, 2023.

Notwithstanding any future addition to the above-mentioned assets, the effect of the change in useful life on actual and expected depreciation expense, effective for the year ended December 31, 2023, is as follows:

Increase in depreciation expense from April 1, 2023 to December 31, 2023
Mine, development, infrastructure and other	856
Plant and equipment	1,302
2,158

The above results are a change in estimates and applied prospectively from April 1, 2023.

(c)	Non-cash items excluded from acquisition of property, plant and equipment:

	2023	2022

Net property, plant and equipment included in prepayments	329	(4,445)
Net property, plant and equipment included in trade and other payables	583	(1,876)
Bilboes oxide project payable (note 29)	–	(872)
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 18)	(1,962)	468
	(1,050)	(6,725)

(d)	Capital commitments

The amount of contractual commitment for the acquisition of property, plant and equipment at December 31, 2023 amounted to $2,035 (2022: $4,066).